Redeemable Non-Controlling Interest (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Noncontrolling Interest [Abstract]
Redeemable non-controlling interest acquired in business combination		$ 716,586	$ 716,586
Net loss attributable to redeemable non-controlling interests	(1,206)		23,889
Accretions adjustment to the redemption value	46,227		(2,172)
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 783,324	$ 716,586	$ 738,303	$ 738,303